united states
securities and exchange commission

WASHINGTON, D.C. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

Easterly ROCMuni High Income Municipal Bond Fund

Class A (RMJAX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.20%

How did the Fund perform during the reporting period?

During the period, the fund realized significant degradation to performance due to high redemptions and liquidity-driven dispersion.

Changes in and Disagreements with Accountants

On October 4, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Cohen & Company, Ltd. was effectively dismissed as the Predecessor Fund's independent registered accounting firm.

Tait, Weller & Baker LLP serves as the Trust's independent registered public accounting firm for the fiscal year ended August 31, 2025.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly ROCMuni High Income Municipal Bond	Bloomberg High Yield Muni Bond Index	Bloomberg Municipal Bond Index
Feb-2022	$9,776	$10,000	$10,000
Aug-2022	$9,088	$9,274	$9,475
Aug-2023	$8,715	$9,322	$9,636
Aug-2024	$9,467	$10,476	$10,223
Aug-2025	$4,004	$10,319	$10,231

Average Annual Total Returns

	1 Year	Since Inception (February 16, 2022)
Easterly ROCMuni High Income Municipal Bond
Without Load	-57.71%	-22.31%
With Load	-58.67%	-22.80%
Bloomberg High Yield Muni Bond Index	-1.49%	0.89%
Bloomberg Municipal Bond Index	0.08%	0.65%

Load Information: 2.00% is the maximum sales charge on purchase of A Shares. Purchases of $250,000 or greater may be assessed a 1.00% Contingent Deferred Sales Charge (CDSC) if held less than 18-months.

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on October 4, 2024. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$14,530,369
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$687,301
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	0.0%
Corporate Bonds	33.1%
Municipal Bonds	66.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	56.9%
Convivial 2022 III LLC	34.6%
LSC Estero Prime	8.6%
Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)	6.9%
City of Colorado Springs CO Utilities System	3.5%
Connecticut Housing Finance Authority	3.5%
Connecticut State Health & Educational Facilities	3.4%
Hampton Roads Sanitation District	3.4%
New York State Housing Finance Agency	3.4%
State of Texas	3.4%

Material Fund Changes

The Principal Street High Income Municipal Fund (the “Existing Fund”) was reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni High Income Municipal Bond Fund (the “Survivor Fund”). As a series of the Trust, the Institutional Class, Investor Class and Class A of the Existing Fund converted to Institutional Class, Investor Class and Class A of the Surviving Fund.

Easterly ROCMuni High Income Municipal Bond Fund - Class A (RMJAX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-RMJAX

Easterly ROCMuni High Income Municipal Bond Fund

Class I (RMHIX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.97%

How did the Fund perform during the reporting period?

During the period, the fund realized significant degradation to performance due to high redemptions and liquidity-driven dispersion.

Changes in and Disagreements with Accountants

On October 4, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Cohen & Company, Ltd. was effectively dismissed as the Predecessor Fund's independent registered accounting firm.

Tait, Weller & Baker LLP serves as the Trust's independent registered public accounting firm for the fiscal year ended August 31, 2025.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly ROCMuni High Income Municipal Bond	Bloomberg High Yield Muni Bond Index	Bloomberg Municipal Bond Index
Sep-2017	$1,000,000	$1,000,000	$1,000,000
Aug-2018	$1,094,990	$1,063,810	$1,005,179
Aug-2019	$1,191,076	$1,168,121	$1,092,831
Aug-2020	$1,110,108	$1,179,366	$1,128,188
Aug-2021	$1,194,570	$1,322,947	$1,166,501
Aug-2022	$1,079,314	$1,189,821	$1,065,803
Aug-2023	$1,044,925	$1,196,029	$1,083,967
Aug-2024	$1,127,890	$1,344,061	$1,149,968
Aug-2025	$479,128	$1,323,972	$1,150,853

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 15, 2017)
Easterly ROCMuni High Income Municipal Bond	-57.52%	-15.47%	-8.83%
Bloomberg High Yield Muni Bond Index	-1.49%	2.34%	3.59%
Bloomberg Municipal Bond Index	0.08%	0.40%	1.78%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on October 4, 2024. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$14,530,369
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$687,301
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	0.0%
Corporate Bonds	33.1%
Municipal Bonds	66.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	56.9%
Convivial 2022 III LLC	34.6%
LSC Estero Prime	8.6%
Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)	6.9%
City of Colorado Springs CO Utilities System	3.5%
Connecticut Housing Finance Authority	3.5%
Connecticut State Health & Educational Facilities	3.4%
Hampton Roads Sanitation District	3.4%
New York State Housing Finance Agency	3.4%
State of Texas	3.4%

Material Fund Changes

The Principal Street High Income Municipal Fund (the “Existing Fund”) was reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni High Income Municipal Bond Fund (the “Survivor Fund”). As a series of the Trust, the Institutional Class, Investor Class and Class A of the Existing Fund converted to Institutional Class, Investor Class and Class A of the Surviving Fund.

Easterly ROCMuni High Income Municipal Bond Fund - Class I (RMHIX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-RMHIX

Easterly ROCMuni High Income Municipal Bond Fund

Investor Class (RMHVX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	1.42%

How did the Fund perform during the reporting period?

During the period, the fund realized significant degradation to performance due to high redemptions and liquidity-driven dispersion.

Changes in and Disagreements with Accountants

On October 4, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Cohen & Company, Ltd. was effectively dismissed as the Predecessor Fund's independent registered accounting firm.

Tait, Weller & Baker LLP serves as the Trust's independent registered public accounting firm for the fiscal year ended August 31, 2025.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly ROCMuni High Income Municipal Bond	Bloomberg High Yield Muni Bond Index	Bloomberg Municipal Bond Index
Mar-2020	$10,000	$10,000	$10,000
Aug-2020	$10,844	$11,845	$11,183
Aug-2021	$11,596	$13,287	$11,563
Aug-2022	$10,417	$11,950	$10,565
Aug-2023	$10,022	$12,012	$10,745
Aug-2024	$10,775	$13,499	$11,399
Aug-2025	$4,547	$13,297	$11,408

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 23, 2020)
Easterly ROCMuni High Income Municipal Bond	-57.80%	-15.96%	-13.48%
Bloomberg High Yield Muni Bond Index	-1.49%	2.34%	5.38%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.45%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Investor Class shares of the Predecessor Portfolio. Investor Class shares of the Predecessor Portfolio were reorganized into the Investor Class of the Fund, respectively, after the close of business on October 4, 2024. Investor Class shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Investor Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$14,530,369
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$687,301
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	0.0%
Corporate Bonds	33.1%
Municipal Bonds	66.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	56.9%
Convivial 2022 III LLC	34.6%
LSC Estero Prime	8.6%
Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach)	6.9%
City of Colorado Springs CO Utilities System	3.5%
Connecticut Housing Finance Authority	3.5%
Connecticut State Health & Educational Facilities	3.4%
Hampton Roads Sanitation District	3.4%
New York State Housing Finance Agency	3.4%
State of Texas	3.4%

Material Fund Changes

The Principal Street High Income Municipal Fund (the “Existing Fund”) was reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni High Income Municipal Bond Fund (the “Survivor Fund”). As a series of the Trust, the Institutional Class, Investor Class and Class A of the Existing Fund converted to Institutional Class, Investor Class and Class A of the Surviving Fund.

Easterly ROCMuni High Income Municipal Bond Fund - Investor Class (RMHVX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-RMHVX

Easterly ROCMuni Short Term Municipal Bond Fund

Class I (RMSIX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.70%

How did the Fund perform during the reporting period?

Top contributors

· Asset allocation added value through overweight positions in certain higher yielding sectors.

· Strong security selection in the Appropriation sector provided meaningful support.

Top Detractors

· Yield curve positioning detracted, as the portfolio's shorter duration lagged during curve shifts reversed in 2025

· Security selection hurt performance, particularly in 2025 within long-dated sectors.

Changes in and Disagreements with Accountants

On October 4, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Cohen & Company, Ltd. was effectively dismissed as the Predecessor Fund's independent registered accounting firm.

Tait, Weller & Baker LLP serves as the Trust's independent registered public accounting firm for the fiscal year ended August 31, 2025.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $1,000,000 Investment

	Easterly ROCMuni Short Term Municipal Bond	Bloomberg 3 Year Municipal Bond Index (2-4)	Bloomberg Municipal Bond Index
Apr-2022	$1,000,000	$1,000,000	$1,000,000
Aug-2022	$1,010,185	$1,008,259	$1,000,193
Aug-2023	$1,033,983	$1,019,537	$1,017,239
Aug-2024	$1,083,871	$1,066,139	$1,079,177
Aug-2025	$1,120,284	$1,104,514	$1,080,007

Average Annual Total Returns

	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	3.36%	3.45%
Bloomberg 3 Year Municipal Bond Index (2-4)	3.60%	3.02%
Bloomberg Municipal Bond Index	0.08%	2.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street Short Term Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on October 4, 2024. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$64,816,066
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$107,808
Portfolio Turnover	99%

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.5%
Miami-Dade County Expressway Authority	3.6%
Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority)	3.6%
Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group)	2.9%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.4%
County of Miami-Dade Aviation Revenue	2.4%
Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority)	2.2%
Chicago Board of Education	2.0%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.9%
Kenton County Airport Board (Obligor: Kenton County Airport Board)	1.9%

Material Fund Changes

The Principal Street Short Term Municipal Fund (the “Existing Fund”) was reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni Short Term Municipal Bond Fund (the “Survivor Fund”). As a series of the Trust, the Institutional Class and Investor Class of the Existing Fund converted to Institutional Class and Investor Class of the Surviving Fund.

Easterly ROCMuni Short Term Municipal Bond Fund - Class I (RMSIX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-RMSIX

Easterly ROCMuni Short Term Municipal Bond Fund

Investor Class (RMSVX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$96	0.95%

How did the Fund perform during the reporting period?

Top contributors

· Asset allocation added value through overweight positions in certain higher yielding sectors.

· Strong security selection in the Appropriation sector provided meaningful support.

Top Detractors

· Yield curve positioning detracted, as the portfolio's shorter duration lagged during curve shifts reversed in 2025

· Security selection hurt performance, particularly in 2025 within long-dated sectors.

Changes in and Disagreements with Accountants

On October 4, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Cohen & Company, Ltd. was effectively dismissed as the Predecessor Fund's independent registered accounting firm.

Tait, Weller & Baker LLP serves as the Trust's independent registered public accounting firm for the fiscal year ended August 31, 2025.

How has the Fund performed since inception?

Total Return Based on a Hypothetical $10,000 Investment

	Easterly ROCMuni Short Term Municipal Bond	Bloomberg 3 Year Municipal Bond Index (2-4)	Bloomberg Municipal Bond Index
Apr-2022	$10,000	$10,000	$10,000
Aug-2022	$10,094	$10,083	$10,002
Aug-2023	$10,282	$10,195	$10,172
Aug-2024	$10,752	$10,661	$10,792
Aug-2025	$11,028	$11,045	$10,800

Average Annual Total Returns

	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	2.57%	2.97%
Bloomberg 3 Year Municipal Bond Index (2-4)	3.60%	3.02%
Bloomberg Municipal Bond Index	0.08%	2.33%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street Short Term Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Investor Class shares of the Predecessor Portfolio. Investor Class shares of the Predecessor Portfolio were reorganized into the Investor Class of the Fund, respectively, after the close of business on October 4, 2024. Investor Class shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Investor Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$64,816,066
Number of Portfolio Holdings	116
Advisory Fee (net of waivers)	$107,808
Portfolio Turnover	99%

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.5%
Miami-Dade County Expressway Authority	3.6%
Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority)	3.6%
Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group)	2.9%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.4%
County of Miami-Dade Aviation Revenue	2.4%
Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority)	2.2%
Chicago Board of Education	2.0%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.9%
Kenton County Airport Board (Obligor: Kenton County Airport Board)	1.9%

Material Fund Changes

The Principal Street Short Term Municipal Fund (the “Existing Fund”) was reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni Short Term Municipal Bond Fund (the “Survivor Fund”). As a series of the Trust, the Institutional Class and Investor Class of the Existing Fund converted to Institutional Class and Investor Class of the Surviving Fund.

Easterly ROCMuni Short Term Municipal Bond Fund - Investor Class (RMSVX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funds.easterlyam.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-AR 083125-RMSVX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)(ii)	The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$32,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item was $0 for the fiscal year ended August 31, 2025.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended August 31, 2025 is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

AUGUST 31, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO

HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS 0.0%(a)
8	Next Renewable Fuels - Series A(b)(e)	6.0000		$-
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,715,285)			-

Principal
Amount ($)
	CORPORATE BONDS — 43.2%
5,025,000	Convivial 2022 III LLC(b),(c)	12.0000	11/15/56	5,025,000
1,250,000	LSC Estero Prime(b)(e)	12.0000	12/01/25	1,250,000
				6,275,000
	TOTAL CORPORATE BONDS (Cost $6,275,000)			6,275,000

	MUNICIPAL BONDS — 87.2%
	COLORADO — 3.5%
500,000	City of Colorado Springs CO Utilities System Series 2006-B(d)	2.7700	11/01/36	500,000

	CONNECTICUT — 6.9%
500,000	Connecticut Housing Finance Authority(d)	2.7700	11/15/50	500,000
500,000	Connecticut State Health & Educational Facilities(d)	3.5000	07/01/42	500,000
				1,000,000
	FLORIDA — 56.9%
8,700,000	Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)(c),(e)	10.0000	07/01/25	8,265,000

	NEW MEXICO — 2.8%
8,669,836	Sunland Medical Foundation(b),(c)	12.0000	04/01/26	411,817

	NEW YORK — 3.4%
500,000	New York State Housing Finance Agency(d)	2.7700	11/15/36	500,000

	TEXAS — 3.4%
500,000	State of Texas(d)	2.7700	06/01/46	500,000

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 87.2% (Continued)
	VIRGINIA — 3.4%
500,000	Hampton Roads Sanitation District(d)	2.7500	08/01/46	$500,000

	WISCONSIN — 6.9%
458	Public Finance Authority	5.7500	07/01/62	455
1,000,000	Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach) Series A(c)	7.5000	09/25/25	1,000,000
				1,000,455
	TOTAL MUNICIPAL BONDS (Cost $20,336,814)			12,677,272

	TOTAL INVESTMENTS - 130.4% (Cost $32,327,099)			$18,952,272
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.4)%			(4,421,903)
	NET ASSETS - 100.0%			$14,530,369

(a)	Percentage rounds to less than 0.1%.
(b)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees. These securities are deemed illiquid and represent 46% of net assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is $14,701,817 or 101.2% of net assets.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2025.
(e)	Issuer in default.

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.4%
	ALABAMA — 3.5%
250,000	Alabama Public School and College Authority Series B	5.0000	01/01/26	$250,859
1,000,000	Black Belt Energy Gas District No 7 Series C-1	5.2500	12/01/25	1,005,051
100,000	Houston County Health Care Authority Series A	5.0000	10/01/30	100,602
350,000	Southeast Energy Authority Cooperative District(a)	5.0000	05/01/53	364,777
500,000	Southeast Energy Authority Cooperative District Series A(a)	5.0000	01/01/56	513,952
				2,235,241
	ALASKA — 1.5%
1,000,000	CIVICVentures	5.0000	09/01/29	1,000,401

	ARIZONA — 1.4%
480,000	Phoenix-Mesa Gateway Airport Authority(b)	5.0000	07/01/27	480,311
200,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.6250	11/15/30	200,580
250,000	Pima County Industrial Development Authority (Obligor: P.L.C. Charter Schools)(c)	5.2500	12/01/26	250,920
				931,811
	CALIFORNIA — 7.4%
275,000	California Educational Facilities Authority	5.0000	10/01/26	275,122
225,000	California Health Facilities Financing Authority (Obligor: Providence St. Joseph Health Obligated Group) Series A	5.0000	10/01/26	225,387
500,000	California Public Finance Authority	5.7000	06/01/34	511,104
500,000	California State Public Works Board	5.0000	05/01/26	501,001
150,000	M-S-R Energy Authority	6.1250	11/01/29	158,931
195,000	Poway Unified School District Public Financing	5.0000	10/01/38	195,126
1,000,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority Special Facilities Revenue) Series A	5.0000	07/01/44	999,958
875,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority) Series B(b)	5.0000	07/01/49	864,134
200,000	San Jacinto Unified School District	5.0000	08/01/27	200,649
1,045,000	Southern California Public Power Authority Series C	5.0000	07/01/27	1,046,523
				4,977,935
	COLORADO — 0.6%
55,000	Denver City & County Airport Revenue Series C(b)	6.1250	11/15/25	55,307
300,000	Denver City & County Airport Revenue Series A(b)	5.0000	12/01/32	312,633

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.4% (Continued)
	COLORADO — 0.6% (Continued)
				$367,940
	FLORIDA — 16.0%
400,000	City of Miami Beach Stormwater Revenue	5.0000	09/01/47	403,013
200,000	City of Pembroke Pines	5.0000	10/01/32	200,273
1,550,000	County of Miami-Dade Aviation Revenue(b)	5.0000	10/01/38	1,549,897
300,000	County of Miami-Dade Rickenbacker Causeway Revenue Series A	5.0000	10/01/34	300,210
1,210,000	Florida Higher Educational Facilities Financial (Obligor: Nova Southeastern University, Inc.)	5.0000	04/01/36	1,216,718
2,320,000	Greater Orlando Aviation Authority (Obligor: Greater Orlando Aviation Authority) Series A(b)	5.0000	10/01/42	2,320,361
2,365,000	Miami-Dade County Expressway Authority Series A	5.0000	07/01/40	2,360,714
100,000	Miami-Dade County Industrial Development Authority (Obligor: Academir Charter Schools)(c)	6.7500	07/01/29	100,354
1,450,000	Mid-Bay Bridge Authority (Obligor: Mid-Bay Bridge Authority) Series A	5.0000	10/01/35	1,452,581
250,000	Southeast Overtown Park West Community Series A-1(c)	5.0000	03/01/30	250,419
170,000	Viera East Community Development District	5.0000	05/01/26	170,273
				10,324,813
	GEORGIA — 0.4%
250,000	Private Colleges & Universities Authority	5.0000	10/01/43	250,006

	ILLINOIS — 14.9%
1,085,000	Chicago Board of Education	5.5000	12/01/26	1,103,650
150,000	Chicago Board of Education	5.0000	12/01/31	156,761
750,000	Chicago Board of Education	5.0000	12/01/36	740,223
1,300,000	Chicago Board of Education	5.0000	12/01/42	1,263,332
760,000	Chicago Board of Education	5.0000	12/01/42	739,403
1,000,000	Chicago O’Hare International Airport(b)	5.0000	01/01/37	1,008,090
635,000	Harvey Public Library District	7.1000	12/01/32	644,036
1,900,000	Illinois Finance Authority (Obligor: OSF Healthcare System Obligated Group) Series A	5.0000	11/15/34	1,902,140
845,000	Illinois Finance Authority (Obligor: Southern IL Healthcare)	5.0000	03/01/32	860,136
400,000	Illinois State Toll Highway Authority	5.0000	01/01/37	400,052
595,000	Metropolitan Pier & Exposition Authority	7.0000	07/01/26	616,209
175,000	State of Illinois	6.0000	11/01/26	177,929

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.4% (Continued)
	ILLINOIS — 14.9% (Continued)
				$9,611,961
	INDIANA — 1.9%
495,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University, Inc./Indiana)	4.7500	10/01/27	429,864
765,000	Indiana Finance Authority (Obligor: Earlham College)	5.0000	10/01/32	758,754
				1,188,618
	IOWA — 0.4%
245,000	Iowa Finance Authority (Obligor: Iowa Health System)	5.0000	02/15/30	245,527

	KANSAS — 1.3%
550,000	Ashland Public Building Commission	5.0000	09/01/32	552,890
300,000	Wyandotte County-Kansas City Unified Government (Obligor: Wyandotte County-Kansas City Unified Government Utility System Revenue) Series A	5.0000	09/01/29	300,221
				853,111
	KENTUCKY — 1.9%
1,225,000	Kenton County Airport Board (Obligor: Kenton County Airport Board) Series A(b)	5.2500	01/01/49	1,229,826

	MARYLAND — 1.2%
125,000	Maryland Health & Higher Educational Facilities	5.0000	08/15/28	125,122
450,000	Maryland Health & Higher Educational Facilities (Obligor: MedStar Health Obligated Group) Series B	5.0000	08/15/26	450,555
200,000	Maryland Health & Higher Educational Facilities Authority (Obligor: Medstar Health)	5.0000	08/15/26	200,247
				775,924
	MASSACHUSETTS — 2.6%
500,000	Massachusetts Development Finance Agency	5.0000	07/01/33	503,491
500,000	Massachusetts Development Finance Agency	5.0000	10/01/34	497,419
150,000	Massachusetts Development Finance Agency (Obligor: Provident Commonwealth)	5.0000	10/01/29	152,013
434,000	North Adams Housing Authority	4.5000	09/01/32	425,705
120,000	North Reading	5.0000	05/15/30	120,191
				1,698,819
	MICHIGAN — 2.0%
165,000	Detroit Wayne County Stadium Authority	5.0000	10/01/26	165,131
605,000	Michigan Finance Authority	5.5000	12/01/29	607,665
500,000	Michigan State Building Authority	5.0000	04/15/32	501,504

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.4% (Continued)
	MICHIGAN — 2.0% (Continued)
				$1,274,300
	MINNESOTA — 1.0%
500,000	City of St. Cloud MN (Obligor: CentraCare Health System Obligated Group)	5.0000	05/01/48	489,168
100,000	Minnesota Housing Finance Agency (Obligor: State of Minnesota) Series A	5.0000	08/01/26	100,181
				589,349
	MISSOURI — 5.5%
500,000	County of Jackson	5.0000	12/01/28	501,553
200,000	Missouri Development Finance Board Series A	5.0000	06/01/27	200,296
2,895,000	Monarch-Chesterfield Levee District	5.0000	03/01/40	2,897,469
				3,599,318
	NEBRASKA — 0.6%
395,000	Madison County Hospital Authority No 1 (Obligor: Faith Regional Health Services)	5.0000	07/01/29	395,197

	NEW JERSEY — 1.1%
400,000	New Jersey Economic Development Authority(b)	5.1250	01/01/34	400,550
350,000	New Jersey Economic Development Authority (Obligor: NY/NJ Link Borrower LLC)(b)	5.0000	01/01/31	350,625
				751,175
	NEW YORK — 7.8%
250,000	Albany Capital Resource Corporation (Obligor: Albany College of Pharmacy and Health Sciences) Series A	5.0000	12/01/28	250,246
1,000,000	Metropolitan Transportation Authority Series C-1	5.0000	11/15/30	1,025,941
925,000	Monroe County Industrial Development Corp./NY (Obligor: Nazareth Clergy of Rochester)	5.0000	10/01/31	950,647
200,000	Nassau County Local Economic Assistance (Obligor: Catholic Health Services of Long Island Obligated Group)	5.0000	07/01/34	200,062
1,000,000	New York State Dormitory Authority	5.0000	03/15/45	1,010,198
225,000	New York Transportation Development Corporation(b)	5.0000	07/01/30	225,222
400,000	Onondaga Civic Development Corp., (Obligor: Crouse Health)	5.0000	08/01/31	393,232
1,000,000	Westchester County Local Development Corporation (Obligor: Purchase Housing Corporation II)	5.0000	06/01/42	960,461
				5,016,009
	NORTH CAROLINA — 0.2%
100,000	North Carolina Capital Facilities Finance Agency (Obligor: Arc Of North Carolina) Series A	5.0000	10/01/27	101,379

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.4% (Continued)
	OHIO — 2.7%
1,000,000	County of Muskingum	5.0000	02/15/33	$1,003,670
500,000	Ohio Housing Finance Agency	7.0000	03/01/49	572,342
100,000	State of Ohio(b)	5.0000	12/31/29	100,106
				1,676,118
	OKLAHOMA — 0.9%
235,000	Norman Regional Hospital Authority (Obligor: Norman Regional Hospital Authority)	5.0000	09/01/25	235,000
330,000	Oklahoma Housing Finance Agency	5.0000	09/01/27	330,146
				565,146
	PENNSYLVANIA — 2.0%
300,000	Butler County Hospital Authority (Obligor: Butler Health System)	5.0000	07/01/28	300,135
240,000	Montgomery County Higher Education and Health Authority (Obligor: Gwynedd Mercy University) Series UU1	5.0000	05/01/29	251,318
580,000	Philadelphia Authority for Industrial Development (Obligor: Russell Byers Charter School) Series A	5.0000	05/01/30	589,045
160,000	Philadelphia Parking Authority (The)	5.2500	02/15/29	160,351
				1,300,849
	PUERTO RICO — 3.4%
505,000	Children’s Trust Fund	5.5000	05/15/39	511,580
200,000	Puerto Rico Electric Power Authority	5.2500	07/01/26	200,520
725,000	Puerto Rico Electric Power Authority Series UU	5.0000	07/01/26	725,027
310,000	Puerto Rico Electric Power Authority	5.0000	07/01/27	310,020
460,000	Puerto Rico Electric Power Authority Series RR	5.0000	07/01/28	460,041
				2,207,188
	SOUTH CAROLINA — 0.8%
500,000	South Carolina Jobs-Economic Development Authority (Obligor: Kiawah Life Plan VLG, Inc.)	5.2500	11/15/28	500,519

	TENNESSEE — 0.8%
500,000	Tennessee Energy Acquisition Corporation Series C	5.0000	02/01/27	510,877

	TEXAS — 5.4%
200,000	Arlington Higher Education Finance Corporation (Obligor: Wayside Schools) Series A	5.0000	08/15/27	203,638
1,555,000	Bexar County Hospital District (Obligor: Bexar County Hospital District)	5.0000	02/15/32	1,557,456
140,000	City of San Antonio	5.0000	02/01/27	140,259
200,000	City of San Antonio	5.0000	02/01/28	200,360

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 97.4% (Continued)
	TEXAS — 5.4% (Continued)
160,000	Harris County Cultural Education Facilities Finance Corporation(Obligor: Brazos Presbyterian Obligated Group) Series A	5.0000	01/01/33	$160,056
250,000	Houston Higher Education Finance Corporation (Obligor: Harmony Public Schools) Series A	5.0000	02/15/28	250,347
280,000	Keller Independent School District Series A	5.0000	08/15/26	280,512
100,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial, LLC)(c)	15.0000	11/01/27	85,000
100,000	North Harris County Regional Water Authority	5.0000	12/15/26	100,155
265,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(b),(d)	8.0000	02/01/39	198,750
75,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University, Inc.) Series B	5.2500	10/01/28	75,033
335,000	San Juan Higher Education Finance Authority (Obligor: Idea Public Schools)	8.2500	08/15/29	341,596
				3,593,162
	VIRGINIA — 0.3%
200,000	Northern Virginia Transportation Authority (Obligor: Commonwealth of Virginia)	5.0000	06/01/28	200,389

	WASHINGTON — 3.9%
1,240,000	Port of Seattle (Obligor: Seatac Fuel LLC)(b)	5.0000	06/01/31	1,240,920
1,000,000	Washington Health Care Facilities Authority	5.0000	10/01/28	1,003,467
290,000	Washington Health Care Facilities Authority (Obligor: Providence St. Joseph)	5.0000	10/01/26	290,222
				2,534,609
	WEST VIRGINIA — 0.7%
455,000	Monongalia County Building Commission (Obligor: Vandalia Health Obligation Group)	5.0000	07/01/28	455,378

	WISCONSIN — 3.3%
825,000	Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach) Series A(c)	5.7500	09/25/25	825,001
200,000	Public Finance Authority (Obligor: Noorda College of Osteopathic)(c)	6.5000	06/01/45	171,956
405,000	Public Finance Authority (Obligor: Prime Healthcare Foundation) Series A	5.0000	12/01/27	412,250
740,000	Wisconsin Health & Educational Facilities Authority (Obligor: Iowa Health System)	5.0000	12/01/27	741,613
				2,150,820
	TOTAL MUNICIPAL BONDS (Cost $63,151,368)			63,113,715

See accompanying notes to financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Principal Amount ($)		Fair Value
	TOTAL INVESTMENTS - 97.4% (Cost $63,151,368)	$63,113,715
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	1,702,351
	NET ASSETS - 100.0%	$64,816,066

(a)	Variable rate security; the rate shown represents the rate on August 31, 2025.
(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of August 31, 2025 the total value of securities subject to the AMT was $10,336,732 or 15.9% of net assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is $1,884,230 or 2.9% of net assets.
(d)	Issuer in default.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2025

	Easterly ROCMuni High Income Municipal Bond Fund	Easterly ROCMuni Short Term Municipal Bond Fund
Assets:
Total Investments, at cost	$32,327,099	$63,151,368
Total Investments, at value	18,952,272	63,113,715
Cash	732,484	1,065,088
Interest and dividends receivable	2,049,844	943,962
Receivable from manager	219,944	-
Receivable for fund shares sold	-	227,878
Prepaid expenses and other assets	90,791	18,100
Total Assets	22,045,335	65,368,743

Liabilities:
Line of Credit	7,187,500	-
Payable to manager	-	57,300
Payable for distribution (12b-1) fees	42,520	5,352
Payable for fund shares redeemed	-	184,633
Distribution payable	-	229,387
Administration fees payable	14,149	19,609
Trustee fees payable	5,652	5,516
Interest expense payable	47,917	-
Accrued expenses and other liabilities	217,228	50,880
Total Liabilities	7,514,966	552,677

Net Assets	$14,530,369	$64,816,066

Net Assets:
Paid in capital	206,329,981	65,428,753
Accumulated loss	(191,799,612)	(612,687)
Net Assets	$14,530,369	$64,816,066

Net Asset Value Per Share
Class A
Net Assets	$492,920
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	168,133
Net asset value, redemption price per share	$2.93
Offering price per share (maximum sales charge of 2.00%)	$2.99

Class I
Net Assets	$13,640,463	$64,805,800
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,629,676	15,372,868
Net asset value, redemption price and offering price per share	$2.95	$4.22

Investor Class
Net Assets	$396,986	$10,266
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	134,060	2,448
Net asset value, redemption price and offering price per share	$2.96	$4.19

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended August 31, 2025

	Easterly ROCMuni High Income Municipal Bond Fund	Easterly ROCMuni Short Term Municipal Bond Fund
Investment Income:
Dividend income	$343,090	$10,781
Interest income	7,333,286	3,045,503
Total Investment Income	7,676,376	3,056,284

Operating Expenses:
Management fees	1,167,318	293,017
Distribution (12b-1) fees
Class A Shares	40,335	-
Investor Class	167,771	17,574
Interest Expense	331,428	57
Audit fees	179,312	21,442
Administration fees	173,328	80,272
Shareholder servicing fees	153,226	72,029
Legal fees	296,926	49,663
Registration fees	65,680	31,586
Transfer Agent	44,215	33,142
Custodian fees	24,285	18,739
Trustees’ fees	22,366	22,035
Printing and postage expense	18,700	6,544
Compliance officer fees	11,821	9,171
Insurance expense	1,963	575
Miscellaneous expenses	12,446	3,240
Total Operating Expenses	2,711,120	659,086
Advisor Recoupment	25,203	-
Less: Expenses waived	(505,220)	(185,209)
Net Operating Expenses	2,231,103	473,877

Net Investment Income	5,445,273	2,582,407

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from:
Investments	(146,031,971)	(4,641)
Net realized loss	(146,031,971)	(4,641)

Net change in unrealized appreciation (depreciation) on:
Investments	41,128,318	(419,368)
Net change in unrealized appreciation (depreciation)	41,128,318	(419,368)

Net Realized and Unrealized Loss On Investments	(104,903,653)	(424,009)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(99,458,380)	$2,158,398

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly ROCMuni High Income Municipal Bond Fund		Easterly ROCMuni Short Term Municipal Bond Fund
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net investment income	$5,445,273	$20,388,353	$2,582,407	$2,099,041
Net realized loss on investments	(146,031,971)	(3,719,776)	(4,641)	(227,316)
Net change in unrealized appreciation (depreciation) on investments	41,128,318	5,455,265	(419,368)	431,679
Net increase (decrease) in net assets resulting from operations	(99,458,380)	22,123,842	2,158,398	2,303,404

Distributions to Shareholders:
Total Distributions Paid:
Class A	(518,767)	(554,322)	-	-
Class I	(5,752,265)	(15,522,402)	(2,332,523)	(1,802,661)
Investor Class	(1,005,314)	(2,364,322)	(260,887)	(298,931)
Return of Capital
Class A	(446,401)	-	-	-
Class I	(4,110,516)	-	-	-
Investor Class	(881,230)	-	-	-
Total Dividends and Distributions to Shareholders	(12,714,493)	(18,441,046)	(2,593,410)	(2,101,592)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	11,832,252	11,837,169	-	-
Class I	75,210,234	153,824,971	92,684,858	23,405,978
Investor Class	7,103,737	31,468,675	8,304,883	16,055,002
Reinvestment of dividends and distributions
Class A	762,713	465,873	-	-
Class I	9,569,971	15,224,470	2,309,214	1,787,234
Investor Class	1,693,386	1,458,898	260,830	298,931
Cost of shares redeemed
Class A	(15,289,986)	(1,993,291)	-	-
Class I	(262,365,402)	(144,390,852)	(76,759,339)	(31,621,792)
Investor Class	(37,513,438)	(10,654,136)	(17,674,614)	(7,339,734)
Net increase (decrease) in net assets from share transactions of beneficial interest	(208,996,533)	57,241,777	9,125,832	2,585,619

Total Increase (Decrease) in Net Assets	(321,169,406)	60,924,573	8,690,820	2,787,431

Net Assets:
Beginning of year	335,699,775	274,775,202	56,125,246	53,337,815
End of year	$14,530,369	$335,699,775	$64,816,066	$56,125,246

Share Activity
Shares sold
Class A	1,700,412	1,631,993	-	-
Class I	10,841,618	21,146,437	21,939,857	5,536,438
Investor Class	1,020,288	4,282,604	1,962,838	3,801,455
Shares Reinvested
Class A	119,329	64,998	-	-
Class I	1,417,979	2,088,543	546,473	422,991
Investor Class	256,004	198,000	61,703	70,747
Shares Redeemed
Class A	(3,879,327)	(276,337)	-	-
Class I	(44,214,038)	(19,981,417)	(18,169,191)	(7,517,454)
Investor Class	(8,154,712)	(1,449,676)	(4,185,595)	(1,738,926)
Net increase (decrease) in shares of beneficial interest	(40,892,447)	7,705,145	2,156,085	575,251

See accompanying notes to financial statements.

Easterly ROCMuni High Income Municipal Bond Fund

STATEMENT OF CASH FLOWS

For the Year Ended August 31, 2025

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(99,458,380)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	$(37,757,381)
Proceeds for sales of investments	242,318,160
Net realized loss from investments	146,031,971
Net sales of short-term investments	2,789,118
Amortization (accretion) of market premium (discount), net	(3,654,243)
Net change in unrealized appreciation/depreciation on investments	(41,128,318)
Decrease in Receivable for fund shares sold	51,290
Increase in Receivable from Manager	(357,424)
Increase in prepaid expenses and other assets	(42,919)
Decrease in interest and dividends	9,237,283
Decrease in payable for securities purchased	(1,732,795)
Decrease in Payable for fund shares redeemed	(1,013,992)
Decrease in administration fees payable	(112,463)
Decrease in Payable for distribution (12b-1) fees	(29,741)
Decrease in Distribution payable	(60,088)
Increase in Trustee fees	5,652
Decrease in interest expense payable	47,917
Increase in accrued expenses and other liabilities	122,363
Net cash provided by operating activities	215,256,010

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares issued	94,146,223
Payment of Shares repurchased	(315,168,826)
Loan borrowings	(21,152,000)
Loan repayments	28,339,500
Distributions paid to shareholders, net of reinvested distributions	(688,423)
Net cash used in financing activities	(214,523,526)

NET INCREASE IN CASH	732,484
CASH - BEGINNING OF YEAR	-
CASH - END OF YEAR	$732,484

SUPPLEMENTAL NON-CASH DISCLOSURE INFORMATION:
Reinvestment of distributions to shareholders	$12,026,070

See accompanying notes to financial statements.

Easterly ROCMuni High Income Municipal Bond Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	For the Period Ended August 31, 2022 (1)
Net Asset Value, Beginning of Year/Period	$7.29	$7.11	$7.87	$8.74
Income (Loss) from Investment Operations:
Net investment income	0.16 (2)	0.46	0.43	0.24
Net realized and unrealized gain (loss)	(4.19)	0.15	(0.74)	(0.87)
Total from investment operations	(4.03)	0.61	(0.31)	(0.63)

Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.43)	(0.45)	(0.24)
Return of capital	(0.15)	-	-	-
Total dividends and distributions	(0.33)	(0.43)	(0.45)	(0.24)

Net Asset Value, End of Year/Period	$2.93	$7.29	$7.11	$7.87

Total Return*	(57.71)%	8.76%	(4.02)%	(7.27	)%(3)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$493	$16,241	$5,739	$375
Ratio of gross operating expenses to average net assets (including interest expenses) (5)	1.42%	1.12%	1.27%	1.27	%(4)
Ratio of net operating expenses to average net assets (including interest Expenses) (6)	1.20%	1.12%	1.23%	1.20	%(4)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.36%	6.50%	5.52%	5.44	%(4)
Portfolio Turnover Rate	19%	24%	21%	53	%(3)

	CLASS I
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022		Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$7.32	$7.21	$7.91	$9.27		$9.12
Income (Loss) from Investment Operations:
Net investment income	0.18 (2)	0.49	0.43	0.46		0.51
Net realized and unrealized gain (loss)	(4.21)	0.07	(0.67)	(1.35)		0.15
Total from investment operations	(4.03)	0.56	(0.24)	(0.89)		0.66

Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.45)	(0.46)	(0.47)		(0.51)
Return of capital	(0.15)	-	-	-		-
Total dividends and distributions	(0.34)	(0.45)	(0.46)	(0.47)		(0.51)

Net Asset Value, End of Year/Period	$2.95	$7.32	$7.21	$7.91		$9.27

Total Return*	(57.52)%	7.94%	(2.94)%	(9.88)%		7.49%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$13,640	$267,851	$240,235	$272,640		$289,438
Ratio of gross operating expenses to average net assets (including interest expenses) (7)	1.20%	0.87%	1.04%	0.86%		0.78%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	0.97%	0.88%	1.00%	0.83%		0.73%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	2.67%	6.82%	5.75%	5.35%		5.70%
Portfolio Turnover Rate	19%	24%	21%	53%		64%

(1)	Inception date for the A Class was February 16, 2022.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:
	1.27%	1.05%	1.07%	1.06%		N/A
(6)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:
	1.05%	1.05%	1.03%	0.98%		N/A
(7)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:
	1.04%	0.80%	0.81%	0.76%		0.77%
(8)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:
	0.80%	0.80%	0.77%	0.73%		0.73%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly ROCMuni High Income Municipal Bond Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Investor
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year/Period	$7.36	$7.23	$7.96	$9.32	$9.18
Income (Loss) from Investment Operations:
Net investment income	0.15 (1)	0.45	0.40	0.41	0.48
Net realized and unrealized gain (loss)	(4.23)	0.09	(0.70)	(1.35)	0.13
Total from investment operations	(4.08)	0.54	(0.30)	(0.94)	0.61

Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.41)	(0.43)	(0.42)	(0.47)
Return of capital	(0.15)	-	-	-	-
Total dividends and distributions	(0.32)	(0.41)	(0.43)	(0.42)	(0.47)

Net Asset Value, End of Year/Period	$2.96	$7.36	$7.23	$7.96	$9.32

Total Return*	(57.80)%	7.66%	(3.81)%	(10.28)%	6.82%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$397	$51,608	$28,801	$20,740	$12,420
Ratio of gross operating expenses to average net assets (including interest expenses) (2)	1.60%	1.37%	1.54%	1.38%	1.28%
Ratio of net operating expenses to average net assets (including interest Expenses) (3)	1.42%	1.38%	1.50%	1.35%	1.24%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.20%	6.30%	5.25%	4.89%	5.20%
Portfolio Turnover Rate	19%	24%	21%	53%	64%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:
	1.43%	1.30%	1.31%	1.26%	1.27%
(3)	Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:
	1.30%	1.30%	1.27%	1.23%	1.23%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly ROCMuni Short Term Municipal Bond Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	For the Period Ended August 31, 2022 (1)
Net Asset Value, Beginning of Year/Period	$4.25	$4.22	$4.26	$4.25
Income (Loss) from Investment Operations:
Net investment income	0.17 (2)	0.17	0.14	0.03
Net realized and unrealized gain (loss)	(0.03)	0.03	(0.04)	0.01	(3)
Total from investment operations	0.14	0.20	0.10	0.04

Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.17)	(0.14)	(0.03)
Total dividends and distributions	(0.17)	(0.17)	(0.14)	(0.03)

Net Asset Value, End of Year/Period	$4.22	$4.25	$4.22	$4.26

Total Return*	3.36%	4.82%	2.36%	1.02	%(4)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$64,806	$46,949	$53,211	$29,970
Ratio of gross operating expenses to average net assets (including interest expenses) (6)	0.98%	1.11%	1.09%	4.41	%(5)
Ratio of net operating expenses to average net assets (including interest Expenses) (7)	0.70%	0.72%	0.71%	0.70	%(5)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	3.99%	3.97%	3.42%	2.25	%(5)
Portfolio Turnover Rate	99%	67%	75%	24	%(4)

	Investor
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	For the Period Ended August 31, 2022 (1)
Net Asset Value, Beginning of Year/Period	$4.24	$4.21	$4.26	$4.25
Income (Loss) from Investment Operations:
Net investment income	0.16 (2)	0.16	0.13	0.03
Net realized and unrealized gain (loss)	(0.05)	0.03	(0.05)	0.01	(3)
Total from investment operations	0.11	0.19	0.08	0.04

Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.16)	(0.13)	(0.03)
Total dividends and distributions	(0.16)	(0.16)	(0.13)	(0.03)

Net Asset Value, End of Year/Period	$4.19	$4.24	$4.21	$4.26

Total Return*	2.57%	4.57%	1.87%	0.94	%(4)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$10	$9,176	$127	$28
Ratio of gross operating expenses to average net assets (including interest expenses) (8)	1.27%	1.35%	1.37%	5.60	%(5)
Ratio of net operating expenses to average net assets (including interest Expenses) (9)	0.95%	0.97%	0.95%	0.96	%(5)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	3.70%	3.72%	3.18%	2.27	%(5)
Portfolio Turnover Rate	99%	67%	75%	24	%(4)

(1)	Inception date for the Fund was April 27, 2022.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Ratio of gross expenses to average net assets (excluding interest expenses)
	0.98%	1.09%	1.09%	4.41	%(5)
(7)	Ratio of net operating expenses to average net assets (excluding interest expenses)
	0.70%	0.70%	0.70%	0.70	%(5)
(8)	Ratio of gross expenses to average net assets (excluding interest expenses)
	1.27%	1.33%	1.36%	5.59	%(5)
(9)	Ratio of net operating expenses to average net assets (excluding interest expenses)
	0.95%	0.95%	0.95%	0.95	%(5)
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. Easterly Investment Partners LLC serves as the Funds’ advisor. These financial statements include the following two series:

Fund	Primary Objective
Easterly ROCMuni High Income Municipal Bond Fund (“High Income Muni”)	Current income exempt from regular federal income tax.
Easterly ROCMuni Short Term Municipal Bond Fund (“Short Term Muni”)	Current income exempt from regular federal income tax

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, transfer agent and fund accounting agent.

High Income Muni is a diversified Fund. The Short Term Muni is a Non-diversified Fund.

The Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund (each an “Existing Fund”) were reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni High Income Municipal Bond Fund and the Easterly ROCMuni Short Term Municipal Bond Fund (each a “Survivor Fund”). As a series of the Trust, the Institutional Class, Investor Class and Class A for the Principal Street High Income Municipal Fund and the Institutional Class and Investor Class of the Principal Street Short Term Municipal Fund of the Existing Funds converted to Institutional Class, Investor Class and Class A of the Surviving Funds, respectively. The details of this re-organization are shown below.

At the Close of Business on October 4, 2024

	Principal Street High Income Municipal Fund	Easterly ROCMuni High Income Municipal Bond Fund	NAVs
Net Assets Institutional	269,003,500	269,003,500	7.35
Net Assets Investor	53,040,426	53,040,426	7.39
Net Assets Class A	18,811,097	18,811,097	7.32

Shares Redeemed/Received Institutional Class	36,599,786	36,599,786
Shares Redeemed/Received Investor Class	7,179,114	7,179,114
Shares Redeemed/Received Class A	2,570,348	2,570,348

	Principal Street Short Term Income Municipal Fund	Easterly ROCMuni Short Term Municipal Bond Fund	NAVs
Net Assets Institutional	44,209,866	44,209,866	4.25
Net Assets Investor	9,206,959	9,206,959	4.24

Shares Redeemed/Received Institutional Class	10,408,031	10,408,031
Shares Redeemed/Received Investor Class	2,170,298	2,170,298

Currently, each Fund offers a Class I and an Investor Class share. RocMuni High Income also offers a Class A shares. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class I and Investor shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025, for the Funds’ assets and liabilities measured at fair value:

High Income Muni

Assets*	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$-	$-	$-	$-
Corporate Bonds	-	-	6,275,000	6,275,000
Municipal Bonds	-	12,265,455	411,817	12,677,272
Total	$-	$12,265,455	$6,686,817	$18,952,272

Short Term Muni

Assets*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$63,113,715	$-	$63,113,715
Total	$-	$63,113,715	$-	$63,113,715

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investment in Securities
Balance as of August 31, 2024	$17,229,761
Accrued discounts/premiums	-
Realized gain (loss)	(15,608)
Change in net unrealized appreciation/depreciation	(10,094,651)
Paid-in-kind interest	332,085
Net purchases (sales)	(764,770)
Transfers into and/or out of Level 3	-
Balance as of August 31, 2025	$6,686,817

Change in unrealized appreciation/depreciation during the year for Level 3 investments held at August 31, 2025	$(10,094,651)

The Level 3 investments as of August 31, 2025 for the High Income Fund represented 46.0% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of August 31, 2025:

Security Description	Security Type	Fair Value as of August 31, 2025	Valuation Technique	Unobservable Input*	Range	Weighted Average
Conivival Funding 2022 III, LLC 12.00%, 11/15/2056	Corporate Bond	$5,025,000	Expected Recovery	Collateral Value	100%	N/A
LSC Estro Prime 12.00%, 4/30/2025	Corporate Bond	1,250,000	Expected Recovery	Collateral Value	100%	N/A
Next Renewable Fuels Series A	Convertible Preferred Stock	-	Expected Recovery	Collateral Value	0%	N/A
Sunland Medical Foundation 12.00%, 4/30/2025	Municipal Bond	411,817	Liquidation Approach	Recovery Rate	4.8%	N/A

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair Value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2022-2024 returns and expected to be taken in the Funds’ 2025 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
High Income Muni	Daily	Annually
Short Term Muni	Daily	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Funds to lose value.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds. Prior to October 4, 2024 Principal Street Partners, LLC was the investment advisor for High Income Muni and Short Term Muni.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses Easterly Investment Partners LLC or Easterly Funds LLC (as the Funds’ prior investment advisor) paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Prior to October 4, 2024, Principal Street Partners, LLC contractually waived the expenses at the same rates for High Income Muni and Short Term Muni. The expense limitation agreement will be in effect through October 4, 2027.

Fund	Agreement	Cl A	Cl C	Investor	Cl I	CL R6	Expires
High Income Muni	0.55%	1.05%	NA	1.30%	0.80%	NA	10/4/2027
Short Term Muni	0.45%	NA	NA	0.95%	0.70%	NA	10/4/2027

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/2026	8/31/2027	8/31/2028
High Income Muni	$67,301	$10,997	$505,220
Short Term Muni	198,611	205,820	185,209

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A shares, Class C shares and Investor Class of Shares of the Fund as shown in the chart below. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rates of the average daily net assets as shown in the chart below. Prior to October 4, 2024, Quasar Distributors, LLC was the distributor for High Income Muni and Short Term Muni.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

	12b-1 Fees
Fund	Cl A	Investor
High Income Muni	0.25%	0.50%
Short Term Muni	NA	0.25%

For the year ended, August 31, 2025, sales charges on sales of the Fund’s Class A shares were as follows:

Fund	Sales Charges Class A Easterly Securities, LLC
High Income Muni	$103,405

For the year ended August 31, 2025 CDSC fees were as follows.

Fund	CDSC Fees
High Income Muni	$6,430

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Prior to the closed of business on October 4, 2024 U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, acts as the Administrator, Transfer Agent, and Fund Accountant for the High Income Muni and Short Term Income Funds.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. Prior to the closed of business on October 4, 2024 for the High Income Muni and Short Term Muni Funds the Chief Compliance Officer were employees of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the year ended August 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
High Income Muni	$37,757,380	$242,318,160
Short Term Muni	73,411,372	62,353,805

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at August 31, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
High Income Muni	$32,327,099	$598,500	$(13,973,327)	$(13,374,827)
Short Term Muni	63,151,368	257,010	(294,663)	(37,653)

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2025 and August 31, 2024 was as follows:

For fiscal year ended 8/31/2025	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
High Income Muni	$641,455	$-	$6,634,891	$5,438,147	$12,714,493
Short Term Muni	89,054	-	2,504,356	-	2,593,410

For fiscal year ended 8/31/2024	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
High Income Muni	$3,145,445	$-	$15,295,600	$-	$18,441,045
Short Term Muni	119,724	-	1,981,868	-	2,101,592

As of tax year-ended August 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Tax-exempt Ordinary Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
High Income Muni	$-	$-	$-	$(147,070,773)	$(31,354,012)	$-	$(13,374,827)	$(191,799,612)
Short Term Muni	286,830	-	-	(5,548)	(626,929)	(229,387)	(37,653)	(612,687)

The difference between book basis and tax basis undistributed net investment income/(loss and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
High Income Muni	$147,070,773
Short Term Muni	5,548

Non expiring capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2025, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
High Income Muni	$8,675,212	$22,678,800	$31,354,012	$172,532
Short Term Muni	436,160	190,769	626,929	535

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Losses)
High Income Muni	$2	$(2)
Short Term Muni	-	-

6.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, the below entities held more than 25% of the voting securities for each of the Funds listed.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Year Ended August 31, 2025(Continued)

	Charles Schwab	National Financial
High Income Muni	81.29%	-
Short Term Muni	39.18%	46.59%

7.	LINE OF CREDIT

The High Income Muni entered into a $20,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”) effective December 31, 2024. The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). The Fund pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit.

For the year ended August 31, 2025, the Fund incurred $200,000 in commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. The interest rate during the period was 7.50% and borrowing information is below.

The High Income Muni Fund and the Short Term Muni Fund had established an unsecured line of credit (“LOC”) in the amount of $30,000,000 and $10,000,000, respectively, or 15% of gross market value of the Fund, or 33.33% of the market value of the Fund’s unencumbered assets, whichever is less. The LOC was closed on October 4, 2024, during the Funds conversion. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The interest rate during the period was 8.00% and borrowing information is below.

For the year ended, August 31, 2025, the Lines of Credit activity for the Funds was as follows:

Fund	Loan Type	LOC Agent	Average Borrowings	Amount Outstanding as of August 31, 2025	Interest Expense	Maximum Borrowing
High Income Muni	Unsecured	U.S. Bank N.A.	$764,333	$-	$1,528	$1,152,000
High Income Muni	Secured	Cogent Bank	8,707,530	-	150,568	20,000,000
Short Term Muni	Unsecured	U.S. Bank N.A.	-	-	-	-

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	LITIGATION DISCLOSURE

The Trust is a defendant in a class action lawsuit filed on July 24, 2025 by lead plaintiff Richard Fulford alleging that shares of the Easterly RocMuni High Income Municipal Bond Fund were sold based on misleading registration statements. The litigation is in its early stages. Given the inherent uncertainties of litigation, management is unable to estimate the amount or range of the potential loss.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly

Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly ROCMuni High Income Municipal Bond Fund (formerly Principal Street High Income Municipal Fund), and Easterly ROCMuni Short Term Municipal Bond Fund (formerly Principal Street Stort Term Municipal Fund), referred to as the (“Funds”) each a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations, cash flows (as applicable), the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations, their cash flows (as applicable), the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting James Alpha Funds Trust d/b/a Easterly Funds Trust	Statements of Operations and Cash Flows (as Applicable)	Statements of Changes in Net Assets	Financial Highlights
Easterly ROCMuni High Income Municipal Bond Fund	For the year ended August 31, 2025.	For the year ended August 31, 2025.	For the year ended August 31, 2025.
Easterly ROCMuni Short Term Municipal Bond Fund	For the year ended August 31, 2025.	For the year ended August 31, 2025.	For the year ended August 31, 2025.

The statements of changes in net asset for the year ended August 31, 2024, and the financial highlights for each of the four years in the period ended August 31, 2024, with respect of Easterly ROCMuni Short Term Municipal Bond Fund financial highlights for each of the two years in the period ended August 31, 2024 and for the period from April 27, 2022 (commencement of operations) through August 31, 2022, have been audited by other auditors, whose report dated November 12, 2024 expressed unqualified opinion on such statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

We draw attention to Note 1(a) of the financial statements, which describes the significant concentration of the Easterly ROCMuni High Income Municipal Bond Fund’s investments in Level 3 illiquid securities. As of August 31, 2025, approximately 46% of the Fund’s Net Asset Value (NAV) consists of these securities. The valuation of these assets, which do not have readily observable market prices, is based on valuation models and significant unobservable inputs developed by management. The fair values of these securities could differ materially from the values that would be realized in an active market.

An increase in redemption requests, a decrease in the market’s appetite for similar securities, or an adverse change in the underlying investments could significantly impair the Fund’s ability to meet redemption requests and result in significant losses for investors. Our opinion is not modified with respect to this matter.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania October 30, 2025

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

Effective October 4, 2024, the Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund (the “Predecessor Funds”) reorganized into Easterly ROCMuni High Income Municipal Bond Fund and the Easterly ROCMuni Short Term Municipal Bond Fund (the “Funds”), a newly created series of the James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”) (the “Reorganization”). Cohen & Company LTD (“Cohen”), served as independent registered public accounting firm to the Predecessor Funds, and prepared audit reports for the Predecessor Funds for the fiscal year ended August 31, 2025.

At a meeting of the Audit Committee and Board of Trustees of the Trust held on January 29, 2024, the Audit Committee and the Board of Trustees engaged Tait Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Funds for the Funds’ first fiscal period ending August 31, 2025.

The report of Cohen on the financial statements of the Predecessor Fund for the fiscal year ended August 31, 2024, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the Predecessor Funds’ fiscal year ended August 31, 2024 and through October 4, 2024 (1) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to Cohen’s satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Predecessor Funds’ financial statements for such period and (2) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Predecessor Funds’ fiscal year ended August 31, 2024 and through October 4, 2024, neither the Predecessor Funds nor anyone on behalf of the Predecessor Funds consulted Tait on items that: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Predecessor Fund’s; or (2) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On January 29, 2024, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, the approval of investment advisory agreements between the Trust, on behalf of each of the Easterly RocMuni High Income Municipal Bond Fund (the “High Income Muni Fund”) and the Easterly RocMuni Short Term Municipal Bond Fund (the “Short Term Muni Fund”) (each a “Fund” and, collectively, the “Funds”), and Easterly Investment Partners, LLC (“EIP”) (each an “Investment Management Agreement” and collectively, the “Investment Management Agreements”).

In the course of consideration of the approval of the Investment Management Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Investment Management Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of EIP.

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

In considering the approval of the Investment Management Agreements and reaching their conclusion with respect to the Investment Management Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by EIP and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

As part of the contract approval process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from EIP. The Independent Trustees discussed the materials provided to them in connection with the approval of the Investment Management Agreements, including comparative performance and expenses. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by EIP’s presentation. After evaluating the factors discussed below, among others, the Board approved the Investment Management Agreements and determined that the compensation payable thereunder by each Fund to EIP is fair and reasonable.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreements with EIP, the Board considered the nature, extent and quality of services that EIP proposed to provide to the Funds, including EIP’s personnel and resources. The Board reviewed the services EIP proposed to provide in serving as investment adviser, including the backgrounds of the existing portfolio managers of the Existing Funds that were proposed to serve as portfolio managers to the Funds following the reorganization. The Board noted that each Investment Management Agreement is substantively similar to the form of investment management agreement for the other series of the Trust. The Board also noted that there were no anticipated changes to material practices, policies, or systems used for the other series of the Trust advised by EIP. The Board concluded that the services EIP proposed to provide to the Funds are satisfactory.

Performance. The Board noted that each Fund would continue the historical performance of the corresponding Existing Fund following the closing of the reorganization. The Board noted that management anticipated that each Fund will be managed pursuant to substantially similar investment strategies and by the same portfolio management team as the corresponding Existing Fund. The Board reviewed performance information that EIP provided for each corresponding Existing Fund compared to its respective benchmark index and peer group for the one-, three-, and five-year periods, as applicable, and since inception period ended December 31, 2023.

High Income Muni Fund: The Board noted that the Existing Fund underperformed its primary benchmark and peer group. The Board further noted management’s explanations that the Existing Fund’s performance included time periods prior to which the current portfolio management team managed the Fund and therefore did not reflect the current portfolio management team’s full ability, and considered the track record of the current portfolio management team’s ability to improve performance.

Short Term Muni Fund: The Board noted that the Existing Fund outperformed its benchmark and peer group for the one-year period and since inception period.

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

August 31, 2025

Advisory Fees and Fund Expenses. The Board reviewed each Fund’s proposed contractual advisory fee and estimated net and gross expense ratio. The Board noted that EIP has contractually agreed to waive fees and/or limit expenses of the Funds for an initial term of three years from the closing date of the reorganization in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Funds. The Board noted that each Fund’s proposed contractual advisory fee was equal to that of its corresponding Existing Fund. The Board discussed the level of work involved in EIP’s proposed management of the Funds and the other services that the EIP would provide to the Funds. The Board also discussed EIP’s plan to stimulate asset growth of the Funds which EIP anticipates would reduce expenses.

In light of the nature, quality and extent of services EIP proposes to provide, the Board concluded that each Fund’s proposed advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that the Funds may benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Profitability. The Board noted that the Funds had not yet commenced operations and that it would evaluate the financial results from EIP’s relationships with the Funds at the first renewal of the Investment Management Agreements.

Fallout Benefits. Because of its relationship with the Funds, EIP and its affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the EIP as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Investment Management Agreements for each Fund are fair and reasonable, and that the Investment Management Agreements be approved for an initial two-year term.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833- 999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By:	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	11/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	11/5/2025

By:	/s/ Michael Montague
Michael Montague
Principal Financial Officer

Date:	11/5/2025